UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  NOVEMBER 13, 2002

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	51

Form 13F Information Table Value Total	$1,631,203

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101   121493  3127229 SH       SOLE                  2393229            734000
AIMCO Series R  10%                             03748R846     5029   192300 SH       SOLE                   192300
AMB Properties                                  00163T109    42469  1469521 SH       SOLE                  1373221             96300
Amli Residential Prop.                          001735109     5230   236845 SH       SOLE                   236845
Archstone Smith Trust                           039583109   126718  5306440 SH       SOLE                  3479383           1827057
Archstone Smith Trust Series A                  039583208    14737   454150 SH       SOLE                   454150
Arden Realty                                    039793104    52315  2212060 SH       SOLE                  2136060             76000
AvalonBay Communities                           053484101   109148  2611205 SH       SOLE                  1372802           1238403
BRE Properties, Inc.                            05564E106    13469   438010 SH       SOLE                   407310             30700
Boston Properties, Inc.                         101121101    63396  1704191 SH       SOLE                  1280341            423850
Brandywine Realty Trust                         105368203    17959   796400 SH       SOLE                   796400
CarrAmerica Realty                              144418100      912    36225 SH       SOLE                    36225
Corporate Office Properties                     22002T108    18071  1333678 SH       SOLE                  1245158             88520
Crescent Real Estate Series A                   225756204    15658   835100 SH       SOLE                   835100
Equity Office Properties Trust                  294741103     1756    68026 SH       SOLE                    68026
Equity Res. Prop.                               29476L107      500    20895 SH       SOLE                    20895
Essex Property Trust                            297178105    78722  1592270 SH       SOLE                   792970            799300
Fairmont Hotels & Resorts                       305204109    68867  2893555 SH       SOLE                  1249755           1643800
Federal Realty Investment Trus                  313747206    15556   576130 SH       SOLE                   576130
Felcor Lodging Trust Inc.                       31430F101     8189   638300 SH       SOLE                   582800             55500
First Industrial Realty Trust,                  32054K103    52425  1691680 SH       SOLE                  1633080             58600
Gables Residential Trust                        362418105     8566   320700 SH       SOLE                   320700
General Growth Properties                       370021107    54001  1048560 SH       SOLE                   986660             61900
Glenborough Realty Series A                     37803P204     3017   136500 SH       SOLE                   136500
Glimcher Realty Trust                           379302102    11075   591000 SH       SOLE                   591000
HRPT Properties                                 40426W101    30186  3658900 SH       SOLE                  3658900
Health Care Properties                          421915109    15813   371200 SH       SOLE                   371200
Heritage                                        42725M107     7738   310000 SH       SOLE                   310000
Highwoods Properties                            431284108     3973   169800 SH       SOLE                   169800
Host Marriott Corp.                             44107P104    10713  1154393 SH       SOLE                  1057493             96900
IRT Property Company                            450058102     9067   771700 SH       SOLE                   771700
KIMCO Realty Corp.                              49446R109     1034    33240 SH       SOLE                    33240
Macerich Company                                554382101    96824  3125370 SH       SOLE                  1880370           1245000
Mack-Cali Realty Corporation                    554489104   147776  4599316 SH       SOLE                  3085116           1514200
Nationwide Health Properties                    638620104    20206  1185100 SH       SOLE                  1185100
New Plan Excel Realty Trust                     648053106    23705  1285500 SH       SOLE                  1285500
Pan Pacific Retail                              69806L104    16919   490685 SH       SOLE                   460085             30600
Post Properties Inc.                            737464107      765    29460 SH       SOLE                    29460
Prentiss Properties                             740706106     1505    52000 SH       SOLE                    52000
Public Storage Inc.                             74460D109    18100   567390 SH       SOLE                   529190             38200
Public Storage Inc. A Shares                    74460D729      970    35400 SH       SOLE                    35400
Reckson Assoc Realty Series A                   75621K205     4444   187500 SH       SOLE                   187500
Reckson Assoc. Realty Corp.                     75621K106    14923   655380 SH       SOLE                   594680             60700
Rouse Company                                   779273101    22627   708205 SH       SOLE                   650105             58100
Rouse Company Series B                          779273309     6951   151100 SH       SOLE                   151100
SL Green Realty Corp.                           78440X101    25513   829956 SH       SOLE                   772956             57000
Senior Housing Property                         81721M109    19545  1742010 SH       SOLE                  1742010
Simon Property Group Inc.                       828806109    52231  1461825 SH       SOLE                  1356225            105600
Starwood Hotels & Resorts                       85590A203    89211  4000495 SH       SOLE                  1870795           2129700
Taubman Centers, Inc.                           876664103    62516  4393225 SH       SOLE                  2820525           1572700
United Dominion Realty Trust                    910197102    18672  1173615 SH       SOLE                  1091215             82400

Report Summary				51 Data Records		1,631,203		0 Other managers on whose behalf report is filed